ICON Opportunities Fund

Portfolio of Investments (Unaudited)

6/30/2020

	Shares	Value
Common Stock (99.35%)

Basic Materials (6.72%)
The Chemours Co	23,000	353,050
Ferro Corp*	43,200	515,808
Total Basic Materials		868,858

Communications (8.56%)
Extreme Networks Inc*	117,900	511,686
Perficient Inc*	16,700	597,526
Total Communications		1,109,212

Consumer, Cyclical (35.05%)
Brunswick Corp/DE	12,600	806,526
Five Below Inc*	7,000	748,370
KB Home	24,800	760,864
LGI Homes Inc*	13,700	1,206,010
Methode Electronics Inc	19,400	606,444
Monarch Casino & Resort Inc*	12,100	412,368
Total Consumer, Cyclical		4,540,582

Consumer, Non-Cyclical (4.09%)
Aaron's Inc	11,700	531,180

Financial (10.56%)
Axos Financial Inc*	28,600	631,488
Essent Group Ltd	20,300	736,281
Total Financial		1,367,769

Industrial (22.07%)
Alamo Group Inc	1,900	195,016
Albany International Corp	4,200	246,582
Armstrong World Industries Inc	8,200	639,272
Chart Industries Inc*	13,900	674,011
Patrick Industries Inc	13,200	808,500
US Concrete Inc*	11,900	295,120
Total Industrial		2,858,501

Technology (12.30%)
Cabot Microelectronics Corp	3,000	418,620
Diodes Inc*	3,013	152,759
Ebix Inc	30,200	675,272
Super Micro Computer Inc*	12,200	346,358
Total Technology		1,593,009

Total Common Stock (Cost $12,522,366)		12,869,111

Exchange-Traded Funds (0.80%)
DIREXION DLY SM CAP BULL (Cost $141,587)	3,800	104,082

Total Investments (Cost $12,663,953) (100.15%)		12,973,193
Liabilities in Excess of Other Assets (-0.15%)		(19,798)
Net Assets (100.00%)		12,953,395

*	Non-income producing security.